Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Costs of Services and General Administrative Costs

	2023	2022	2021
	£m	£m	£m
Costs of services	12,325.8	11,890.1	10,597.5
General and administrative costs	1,988.0	1,180.4	974.6
	14,313.8	13,070.5	11,572.1
Costs of services and general and administrative costs include:

	2023	2022	2021
	£m	£m	£m
Staff costs (note 5)	8,137.6	8,165.8	7,166.7
Establishment costs	515.8	536.0	529.0
Media pass-through costs	2,173.6	1,905.7	1,865.3
Other costs of services and general and administrative costs[1]	3,486.8	2,463.0	2,011.1
	14,313.8	13,070.5	11,572.1
Note
[1]Other costs of services and general and administrative costs include £811.5 million (2022: £723.7 million, 2021: £538.6 million) of other pass-through costs.
Included within costs of services and general administrative costs are the following:

	2023	2022	2021
	£m	£m	£m
Goodwill impairment (note 13)	63.6	37.9	1.8
Amortisation and impairment of acquired intangible assets	727.9	62.1	97.8
Investment and other impairment charges/(reversals)	17.8	77.0	(42.4)
Restructuring and transformation costs	195.5	218.8	175.4
Property-related restructuring costs	232.5	18.0	—
(Gains)/losses on disposal of investments and subsidiaries	(7.1)	36.3	10.6
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(66.5)	—
Litigation settlement	(11.0)	—	21.3
Amortisation of other intangible assets	24.8	21.9	19.9
Depreciation of property, plant and equipment	165.1	166.9	151.2
Depreciation of right-of-use assets	256.8	262.2	272.9
Losses/(gains) on sale of property, plant and equipment	0.4	(6.4)	(1.3)
Net foreign exchange (gains)/losses	(14.5)	(8.7)	4.4
Short-term lease expense	22.2	20.2	18.0
Low-value lease expense	2.8	1.9	2.3

Auditors' Remuneration
Auditors’ remuneration:

	2023	2022	2021
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company and Group’s annual accounts	10.0	8.4	7.1
Fees payable for the audit of the Company’s subsidiaries	29.9	28.5	24.8
Fees payable to the auditors pursuant to legislation[1]	39.9	36.9	31.9
Audit-related services[2]	0.5	0.4	0.4
Other services[3]	1.7	0.6	1.4
Tax compliance services	—	0.1	—
Total other fees	2.2	1.1	1.8
Total fees	42.1	38.0	33.7
Notes
[1]Includes fees in respect of the audit of internal control over financial reporting.
[2]Audit-related assurance services are in respect of the review of the interim financial information.
[3]Other services include audits for earnout purposes, non-statutory audits and other agreed upon procedures.